Summary of Significant Accounting Policies		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), expressed in U.S. dollars. The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of the Company’s management, are necessary to present fairly the financial position, results of operations, and cash flows for the period presented in accordance with GAAP. References to GAAP issued by FASB in these accompanying notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”). The consolidated financial statements have been prepared assuming the Company will continue as a going concern.

PROCAP FINANCIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD FROM JUNE 17, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 3. Summary of Significant Accounting Policies (cont.)

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

There were no significant estimates for the period from June 17, 2025 (inception) through June 30, 2025.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution and notes receivables. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. There was no cash at June 30, 2025.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of June 30, 2025.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including preferred stock and convertible notes, to the extent dilutive. There were no potential diluted common stock equivalents for the period from June 17, 2025 (inception) through June 30, 2025.

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

PROCAP FINANCIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD FROM JUNE 17, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 3. Summary of Significant Accounting Policies (cont.)

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the consolidated financial statement recognition and the measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements:

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements and disclosures.

Note 3. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of the Company’s management, are necessary to present fairly the financial position, results of operations, and cash flows for the period presented in accordance with GAAP. References to GAAP issued by FASB in these accompanying notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”). The consolidated financial statements of the Company have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“GAAP”), applied on a basis consistent for all periods. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for a complete set of financial statements. The results of operations of any interim period are not necessarily indicative of the results of operations to be expected for the full fiscal year. The consolidated financial statements have been prepared assuming the Company will continue as a going concern.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

There were no significant estimates for the period from June 17, 2025 (inception) through September 30, 2025.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution and notes receivable. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. There was no cash at September 30, 2025.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of September 30, 2025.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including preferred stock and convertible notes, to the extent dilutive. There were no potential diluted common stock equivalents for the period from June 17, 2025 (inception) through September 30, 2025.

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the consolidated financial statement recognition and the measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements:

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements and disclosures.

COLUMBUS CIRCLE CAPITAL CORP I [Member]
Summary of Significant Accounting Policies

Note 2 — Significant Accounting Policies

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (the “US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

The Company does not have sufficient liquidity to meet its anticipated obligations over the next year from the date of issuance of these financial statements. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company has access to funds from the Sponsor, and the Sponsor has the financial ability to provide such funds, that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Proposed Public Offering or in excess of one year from the date of issuance of these financial statements, which includes $300,000 in the form of a promissory note from the Sponsor payable on the earlier of June 30, 2025, or the date on which the Company consummates the Proposed Offering.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Columbus Circle Capital Corp I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024

Note 2 — Significant Accounting Policies (cont.)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Deferred Offering Costs

The Company complies with the requirements of the ASC 340-10-S99 and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees that are related to the Proposed Public Offering. FASB ASC 470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Proposed Public Offering proceeds from the Units between Class A ordinary shares and warrants, using the residual method by allocating Proposed Public Offering proceeds first to assigned value of the warrants and then to the Class A ordinary shares. Offering costs allocated to the Class A Ordinary shares subject to redemption will be charged to temporary equity, and offering costs allocated to the Public Warrants and Private Placement Units will be charged to shareholder’s equity as the Public Warrants and Private Placement Warrants, after management’s evaluation, will be accounted for under equity treatment. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature.

Net Loss Per Ordinary Share

Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 1,000,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 7). At December 31, 2024, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per ordinary share is the same as basic loss per ordinary share for the period presented.

Columbus Circle Capital Corp I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024

Note 2 — Significant Accounting Policies (cont.)

Income Taxes

The Company accounts for income taxes under ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2024, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statement of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The underwriters’ over-allotment option is deemed to be a freestanding financial instrument indexed on the contingently redeemable shares and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the Proposed Public Offering.

Warrant Instruments

The Company will account for the Public and Private Placement Warrants to be issued in connection with the Proposed Public Offering and the private placement in accordance with the guidance contained in FASB ASC Topic 815, “Derivatives and Hedging”. Accordingly, the Company evaluated and will classify the warrant instrument under equity treatment at its assigned value. There are no Public or Private Placement Warrants currently outstanding as of December 31, 2024.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting” (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating officer decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 on June 25, 2024, date of incorporation.

Columbus Circle Capital Corp I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024

Note 2 — Significant Accounting Policies (cont.)

Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of Management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s prospectus for its Initial Public Offering as filed with the SEC on May 19, 2025, as well as the Company’s Current Report on Form 8-K, as filed with the SEC on May 23, 2025. The interim results for the three and nine months ended September 30, 2025, are not necessarily indicative of the results to be expected for the year ending December 31, 2025, or for any future periods.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $190,655 and $0 and did not have any cash equivalents as of September 30, 2025 and December 31, 2024, respectively.

Marketable Securities Held in Trust Account

The Company’s portfolio of investments is comprised of cash and U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities, which are presented at fair value. Gains and losses resulting from the change in fair value of these securities are included in income from investments held in the Trust Account in the accompanying unaudited condensed statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. At September 30, 2025, the assets held in the Trust Account of $253,824,027 were held in money market funds. At December 31, 2024, there was no amount held in the Trust Account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Use of Estimates

The preparation of the accompanying unaudited condensed financial statements in conformity with GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accompanying unaudited condensed financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Making estimates requires Management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the accompanying unaudited condensed financial statements, which Management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99 and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. FASB ASC 470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Initial Public Offering proceeds from the Units between Class A ordinary shares and warrants, using the residual method by allocating Initial Public Offering proceeds first to assigned value of the warrants and then to the Class A ordinary shares. Offering costs allocated to the Class A ordinary shares subject to redemption were charged to temporary equity, and offering costs allocated to the Public Warrants and Private Placement Units were charged to shareholders’ equity as the Public Warrants and Private Placement Warrants, after Management’s evaluation, are accounted for under equity treatment.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets, primarily due to its short-term nature.

Income Taxes

The Company accounts for income taxes under ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of September 30, 2025 and December 31, 2024, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Class A Shares Subject to Possible Redemption

The Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with a Business Combination or to redeem 100% of the Public Shares if the Company does not complete an initial business combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC 480-10-S99, the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and accumulated deficit. Accordingly, as of September 30, 2025 and December 31, 2024, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s condensed balance sheets. As of September 30, 2025, the Class A ordinary shares subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$ 250,000,000
Less:
Proceeds allocated to Public Warrants	(3,125,000)
Class A ordinary shares issuance cost	(5,359,600)
Plus:
Accretion of carrying value to redemption value	9,684,223
Class A ordinary shares subject to possible redemption, June 30, 2025	$251,199,623
Plus:
Accretion of carrying value to redemption value	2,624,404
Class A ordinary shares subject to possible redemption, September 30, 2025	$253,824,027

Share-Based Compensation

The Company records share-based compensation in accordance with FASB ASC Topic 718, “Compensation-Share Compensation” (“ASC 718”), to account for its share-based compensation. It defines a fair value-based method of accounting for an employee share option or similar equity instrument. The Company recognizes all forms of share-based payments at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest. Share-based payments are valued by multiplying the marketable value per Founder Share (defined in Note 5) by the probability of successful closing of an initial business combination. Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Share-based compensation expenses are included in costs and operating expenses depending on the nature of the services provided in the condensed statements of operations.

Warrant Instruments

The Company accounts for the Public Warrants and Private Placement Warrants issued in connection with the Initial Public Offering and the private placement in accordance with the guidance contained in FASB ASC Topic 815, “Derivatives and Hedging”. Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned values. There are 12,500,000 Public Warrants and 352,500 Private Placement Warrants outstanding as of September 30, 2025. There were no Public Warrants or Private Warrants outstanding as of December 31, 2024.

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

Net Income Per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share” (“ASC 260”). Income and losses are shared pro rata to the shares. Net income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding for the period. Accretion associated with the redeemable ordinary shares is excluded from income per ordinary share as the redemption value approximates fair value.

The calculation of diluted income per ordinary share does not consider the effect of the Warrants issued in connection with the (i) Initial Public Offering, (ii) the exercise of the over-allotment option and (iii) Private Placement, since the average price of the ordinary shares for the three and nine months ended September 30, 2025 and for the period from June 25, 2024 (inception) through September 30, 2024, was less than the exercise price and therefore, the inclusion of such Warrants under the Treasury stock method would be anti-dilutive and the exercise is contingent upon the occurrence of future events. The Warrants are exercisable to purchase 12,852,500 Class A ordinary shares in the aggregate. As a result, diluted net income per ordinary share is the same as basic net loss per ordinary share for the periods presented.

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025		September 30, 2025
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Diluted net income per ordinary share Numerator:
Allocation of net income	$1,193,748	$431,580	$908,226	$602,720
Denominator:
Basic weighted average ordinary shares outstanding	25,000,000	9,038,333	12,316,176	8,173,296
Basic net income per ordinary share	$0.05	$0.05	$0.07	$0.07

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025		September 30, 2025
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic net income per ordinary share Numerator:
Allocation of net income	$1,193,748	$431,580	$871,435	$639,511
Denominator:
Diluted weighted average ordinary shares outstanding	25,000,000	9,038,333	12,316,176	9,038,333
Diluted net income per ordinary share	$0.05	$0.05	$0.07	$0.07

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

	For the Three Months Ended		For the Period from June 25, 2024 (Inception) Through
	September 30, 2024		September 30, 2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic and diluted net income per ordinary share Numerator:
Allocation of net income	$-	$(4,261)	$-	$(13,124)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	-	7,433,333	-	7,433,333
Basic and diluted net income per ordinary share	$-	$(0.00)	$-	$(0.00)

Recent Accounting Standards

In November 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying unaudited condensed financial statements.

PROCAP BTC, LLC [Member]
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars which is also the Company’s functional currency and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting rules and regulations of the SEC. References to GAAP issued by the FASB in these accompanying notes to the financial statements are to the FASB Accounting Standards Codification (“ASC”).

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 3. Summary of Significant Accounting Policies (cont.)

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution and notes receivables. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. There was no cash at June 30, 2025.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of June 30, 2025.

Escrow

Escrow balance consisted of $1 million at June 30, 2025 of cash held in an escrow account which was related to initial investor fundings to purchase digital assets. This escrow account is to be utilized for various approved strategic initiatives.

Fair value measurement

The Company’s financial assets and liabilities are accounted for in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 —	Observable, market-based inputs, other than quoted prices included in Level 1, for the assets or liabilities either directly or indirectly.

Level 3 —	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company’s market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or a liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment.

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 3. Summary of Significant Accounting Policies (cont.)

Digital assets

As a result of the adoption of ASU 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), digital assets are measured at fair value as of each reporting period. Purchases of Bitcoin for cash are initially recorded at the acquisition price plus transaction costs. Bitcoin received in exchange for other assets or as equity contributions are initially recorded at fair value on the date received. The fair value of digital assets is measured using the period-end closing price from Coinbase, in accordance with ASC 820. Since the digital assets are traded on a 24-hour period, the Company utilizes the price as of midnight UTC time. Changes in fair value are recognized in Gain (loss) on fair value of digital assets, in Operating income (loss) on the Statement of Operations. When the Company sells digital assets, gains or losses from such transactions are measured as the difference between the cash proceeds and the carrying basis of the digital assets as determined on a First In-First Out basis and are also recorded within the same line item Gains (loss) on fair value of digital assets.

Currently, the Company’s strategic treasury policy is to retain all Bitcoin it acquires in its operations to increase its Bitcoin holdings. As a result of its intent to hold on to its Bitcoin for over one year, the Company classifies its digital assets held as a non-current asset on its Balance Sheet.

Derivative Liability

The Company evaluates all its financial instruments to determine if such instruments contain features that qualify as embedded derivatives per ASC 815, Derivatives and Hedging (“ASC 815”). The preferred units contain certain features that meet the definition of an embedded derivative requiring bifurcation as a separate compound financial instrument (the “Derivative Liability”). The Derivative Liability was recorded at fair value upon entering into the LLC Agreement and is to be subsequently remeasured to fair value at each reporting period with the corresponding change in fair value recognized in Change in fair value of derivative liability in the statements of operations. The conversion feature was initially valued and is remeasured using Black-Scholes pricing model. The Black-Scholes model requires the use of Level 3 unobservable inputs, primarily the current value of the underlying share, the exercise price of the option, and the estimated volatility of the value of the share over the life of the option. Refer to Note 5, “Fair Value Measurements” for details regarding the fair value.

Net Income Per Unit

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income per common unit is computed by dividing net income by the weighted average number of common units outstanding for the period. Diluted net income per unit is computed by giving effect to all potential units of common, including preferred unit, to the extent dilutive.

The computation of basic and dilutive net income per common unit for the period from June 10, 2025 (inception) through June 30, 2025 are as follows:

For the period from June 10, 2025 (inception) through June 30, 2025
Numerator:
Net income	$24,618,525

Denominator:
Weighted-average common unit outstanding – basic	3,809,524
Earnings per common unit – basic
Net income	$6.46

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 3. Summary of Significant Accounting Policies (cont.)

For the period from June 10, 2025 (inception) through June 30, 2025
Numerator:
Net income	$24,618,525
Less:
Change in fair value of conversion feature	10,330,000
Net income, as diluted	14,288,525

Denominator:
Weighted-average common unit outstanding – diluted	28,404,762
Earnings per common unit – diluted
Net income	$0.50

The following table represents the reconciliation of basic to diluted weighted average units used in computing net income per common unit:

For the period from June 10, 2025 (inception) to June 30, 2025
Weighted average units used in computing net income per common unit, basic	3,809,524
Add:
Preferred units	24,595,238
Weighted average units used in computing net income per share of common unit, diluted	28,404,762

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and the measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 3. Summary of Significant Accounting Policies (cont.)

Recent accounting pronouncements

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and disclosures.

Note 3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of the Company’s management, are necessary to present fairly the financial position, results of operations, and cash flows for the period presented in accordance with GAAP. References to GAAP issued by FASB in these accompanying notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”). The consolidated financial statements of the Company have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“GAAP”), applied on a basis consistent for all periods. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for a complete set of financial statements. The results of operations of any interim period are not necessarily indicative of the results of operations to be expected for the full fiscal year.

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. There was no cash at September 30, 2025.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of September 30, 2025.

Fixed Assets, net

Property, plant and equipment is stated at cost, less accumulated depreciation. Betterments, renewals, and extraordinary repairs that materially extend the useful life of the asset are capitalized; other repairs and maintenance charges are expensed as incurred. The Company includes equipment, furniture and fixtures in the fixed assets.

The Company’s depreciation expense is calculated using the straight-line method over the estimated useful lives of the related assets, which results in depreciation being incurred evenly over the life of an asset. Fully depreciated assets are retained in property and accumulated depreciation accounts until they are removed from service.

Fair value measurement

The Company’s financial assets and liabilities are accounted for in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1	—	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	Observable, market-based inputs, other than quoted prices included in Level 1, for the assets or liabilities either directly or indirectly.

Level 3	—	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company’s market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or a liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment.

Digital assets

As a result of the adoption of ASU 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), digital assets are measured at fair value as of each reporting period. The fair value of digital assets is measured using the period-end closing price from Coinbase, in accordance with ASC 820. Since the digital assets are traded on a 24-hour period, the Company utilizes the price as of midnight UTC time. Changes in fair value are recognized in Change in fair value of digital assets, in Operating income (loss) on the Statement of Operations. When the Company sells digital assets, gains or losses from such transactions are measured as the difference between the cash proceeds and the carrying basis of the digital assets as determined on a First In-First Out basis and are also recorded within the same line item Change in fair value of digital assets.

Currently, the Company’s strategic treasury policy is to retain all Bitcoin mined in its operations to increase its Bitcoin holdings. As a result of its intent to hold on to its Bitcoin for over one year, the Company classifies its digital assets held as a non-current asset on its Balance Sheet.

Derivative Liability

The Company evaluates all its financial instruments to determine if such instruments contain features that qualify as embedded derivatives per ASC 815, Derivatives and Hedging (“ASC 815”). The preferred units contain certain features that meet the definition of an embedded derivative requiring bifurcation as a separate compound financial instrument (the “Derivative Liability”). The Derivative Liability was recorded at fair value upon entering into the LLC Agreement and is to be subsequently remeasured to fair value at each reporting period with the corresponding change in fair value recognized in Change in fair value of derivative liability in the statements of operations. The conversion feature was initially valued and is remeasured using Black-Scholes pricing model. The Black-Scholes model requires the use of Level 3 unobservable inputs, primarily the current value of the underlying share, the exercise price of the option, and the estimated volatility of the value of the share over the life of the option. Refer to Note 6, “Fair Value Measurements” for details regarding the fair value.

Revenue Recognition Policy

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized when control of promised services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services.

The Company typically provides advertising and marketing services through weekly digital media placements, including audio, and social media advertisements. Revenue is recognized over time, as the customer simultaneously receives and consumes the benefits of the services as they are performed (ASC 606-10-25-27(a)). For contracts in which services are provided evenly over the term of the arrangement, the Company applies a time-elapsed (straight-line) measure of progress, as this method best reflects the pattern of satisfaction of the performance obligation.

Customer payments are typically due upfront or within 30 days of service commencement. Amounts invoiced and cash received upfront, but not yet earned are recorded as deferred revenue until the related services are performed.

Management evaluates all contracts to determine performance obligations, transaction price, variable consideration (if any), and the existence of any significant financing components. The Company does not typically incur incremental costs to obtain contracts; therefore, no contract costs are capitalized under ASC 340-40.

Accounts Receivable Policy

Accounts receivable consist of amounts due from customers for services performed in the ordinary course of business. Receivables are recorded at the invoiced amount and do not accrue interest. The Company evaluates collectability at contract inception and throughout the arrangement, consistent with ASC 606-10-25-1(e).

Receivables are considered past due based on contractual payment terms. The Company writes off receivables when they are deemed uncollectible after all reasonable collection efforts have been exhausted.

Allowance for Credit Losses

The Company maintains an allowance for credit losses in accordance with ASC 326, Financial Instruments – Credit Losses (“CECL” or “ASC 326”).

The CECL allowance is based on:

●	Historical loss experience

●	Customer credit profiles

●	Aging of receivables

●	Current economic conditions

The Company will apply a pool-based CECL model, given the short-term nature of its receivables and risk characteristics. Adjustments to the allowance will be recorded through bad debt expense within general and administrative expenses in the statement of operations. Receivables are written off against the allowance when management concludes that collection is not probable. As of September 30, 2025 there was no allowance recorded.

Net Income Per Unit

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income per common unit is computed by dividing net income by the weighted average number of common units outstanding for the period. Diluted net income per unit is computed by giving effect to all potential units of common, including preferred unit, to the extent dilutive.

The computation of basic and dilutive net income per common unit for the period from June 10, 2025 (inception) through September 30, 2025 are as follows:

For the period June 10, 2025 through
September 30, 2025
Numerator:
Net income	$100,429,810

Denominator:
Weighted average common units outstanding - basic	8,849,558
Earnings per common unit - basic
Net income per common unit, basic	$11.35

For the period June 10, 2025 through
September 30, 2025
Numerator:
Net income	$100,429,810
Less:
Change in fair value of conversion feature	55,782,000
Net income, as diluted	$44,647,810

Denominator:
Weighted average common units outstanding - diluted	65,984,513
Earnings per common unit - diluted
Net income per common unit, diluted	$0.68

The following table represents the reconciliation of basic to diluted weighted average units used in computing net income per common unit:

For the period June 10, 2025 through
September 30, 2025
Weighted average units used in computing net income per common unit, basic	8,849,558
Add:
Preferred units	57,134,955
Weighted average units used in computing net income per share of common unit, diluted	65,984,513

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and the measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent accounting pronouncements

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and disclosures.